Cover		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2023
Cover [Abstract]
Document Type	6-K/A	6-K/A
Amendment Flag		false
Document Period End Date		Jun. 30, 2023
Document Fiscal Year Focus		2023
Current Fiscal Year End Date		--12-31
Entity File Number	001-41709
Entity Registrant Name	SEALSQ CORP	SEALSQ CORP
Entity Central Index Key		0001951222
Entity Incorporation, State or Country Code	D8
Entity Address, Address Line One	Avenue Louis-Casaï 58
Entity Address, City or Town	Cointrin
Entity Address, Country	CH
Entity Address, Postal Zip Code	1216